Business Segments - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2013 Segment	Dec. 31, 2012 Segment
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of reportable segments	4	4